Segment Information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company operates and manages its continuing operations business as a single segment for the purposes of assessing performance and making operating decisions. All significant operating decisions are based upon an analysis of the continuing business as one operating segment, which is the same as its reporting segment. We are a pure-play lottery business that derives revenues from providing sales, operations, product development, technology, and support to worldwide traditional lottery and iLottery customers. The chief operating decision maker (“CODM”) is our Chief Executive Officer.

The CODM reviews net income, as reported in the consolidated financial results from continuing operations, when making decisions about allocating resources and evaluating financial performance. The CODM uses net income to evaluate the overall capital allocation strategy in deciding whether to reinvest profits into capital expenditures, or into other parts of the business such as paying down debt, paying dividends, or for acquisitions.

The segment’s accounting policies are the same as those described in Note 2. Summary of Significant Accounting Policies. All required segment information can be found in these Consolidated Financial Statements. The measure of segment assets is reported on the consolidated balance sheets as total assets.
Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	For the year ended December 31,
($ in millions)	2025	2024	2023
U.S.	1,176	1,199	1,237
Italy	1,018	968	934
Rest of Europe	195	199	208
All other	123	146	150
Total	2,511	2,512	2,529
Revenue from one customer represented approximately 37%, 35%, and 34% of revenue from continuing operations in 2025, 2024, and 2023, respectively.
Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ in millions)	2025	2024
U.S.	590	540
Italy	107	52
Rest of Europe	50	56
All other	21	17
Total	768	665

	For the year ended December 31,
($ in millions)	2025	2024	2023
Expenditures for long-lived assets	262	128	133